REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 6,107	$ 5,892	$ 16,250	$ 18,966
Total Revenues	6,492	6,360	17,531	20,384
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	6,107	5,892	16,250	18,966
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	2,713	2,446	7,498	8,031
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	576	664	1,418	2,061
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	2,371	2,331	6,131	7,443
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	909	940	2,425	3,109
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(462)	(489)	(1,222)	(1,678)
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	408	487	1,338	1,480
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (23)	$ (19)	$ (57)	$ (62)